Consolidated Subsidiaries - Significant restrictions (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial instruments received as collateral	$ 111,937	$ 55,483
Santander Consumo, S.A. de C.V., SOFOM, E.R..
Financial instruments
Assets to which significant restrictions apply	43,800
Santander Vivienda, S.A. de C.V., SOFOM, E.R.
Financial instruments
Assets to which significant restrictions apply	32,686
Statutory reserve
Financial instruments
Liabilities to which significant restrictions apply	11,080
Statutory reserve on individual basis
Financial instruments
Liabilities to which significant restrictions apply	8,086
Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Financial assets pledged as collateral	3,689	2,566
Deposits - Credit institutions and customers | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	42,480
Debt instruments. | Financial instrument in connection with OTC derivative transactions
Financial instruments
Liabilities to which significant restrictions apply	4,044
M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	1,672
M, M3 and M5 Mexican Government Bonds | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	535
Deposits with Central Bank
Financial instruments
Assets to which significant restrictions apply	28,094
Debt instruments. | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	107,561
Financial instruments received as collateral	107,560	51,693
Debt instruments. | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial instruments received as collateral	4,044	3,783
Debt instruments. | Financial assets at fair value through other comprehensive income category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral	18,463
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	74,548
Financial assets pledged as collateral	74,548
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	27,592
Debt instruments. | Financial assets at fair value through profit or loss category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	4,769
Financial assets pledged as collateral	4,769
Debt instruments. | Financial assets held for trading category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral		89,147
Debt instruments. | Financial assets held for trading category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral		21,555
Debt instruments. | Financial assets held for trading category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral		2,964
Special CETES
Financial instruments
Assets to which significant restrictions apply	3,208
BREMS R
Financial instruments
Assets to which significant restrictions apply	7,785
BREMS R | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	6,622
Financial assets pledged as collateral	6,622
BREMS R | Loans and receivables category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral		7,350
M, M3 and M5 Mexican Government Bonds | Financial assets at amortized cost category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial assets pledged as collateral	1,672
M, M3 and M5 Mexican Government Bonds | Financial assets at amortized cost category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	535
Mexican government securities | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Assets to which significant restrictions apply	18,463
Mexican government securities | Financial instruments in connection with securities loans transactions
Financial instruments
Assets to which significant restrictions apply	27,592
Equity instruments. | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	959
Financial instruments received as collateral	333	7
Equity instruments. | Financial assets at fair value through profit or loss category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral	959
Financial instruments received as collateral	333
Equity instruments. | Financial assets held for trading category | Financial instruments in connection with securities loans transactions
Financial instruments
Financial assets pledged as collateral		107
Financial instruments received as collateral		7
Loans and advances to customers
Financial instruments
Financial assets pledged as collateral	3,689	2,566
Loans and advances to customers | Financial instruments in connection with derivative transactions in organized markets
Financial instruments
Assets to which significant restrictions apply	3,689
Loans and advances to credit institutions | Financial instrument in connection with OTC derivative transactions
Financial instruments
Assets to which significant restrictions apply	29,508
Loans and advances to credit institutions | Other financial assets at fair value through profit or loss category | Financial instruments in connection with repurchase agreement transactions
Financial instruments
Financial instruments received as collateral	98,458	46,075
Loans and advances to credit institutions | Financial assets at amortized cost category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral	$ 29,508
Loans and advances to credit institutions | Loans and receivables category | Financial instrument in connection with OTC derivative transactions
Financial instruments
Financial assets pledged as collateral		$ 34,542